Segmented Information - Additional Information (Detail) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Revenue	$ 372,077	$ 204,507	$ 695,146	$ 407,712	$ 960,156	$ 1,217,052	$ 2,045,422
Accounts Receivable And Contract Assets [Member]
Statements [Line Items]
Revenue						$ 68,000
Percentage of entity's revenue						12.00%
USA And Canada Segments [Member]
Statements [Line Items]
Percentage of entity's revenue description					no	no
Revenue							$ 262,500
Percentage of entity's revenue							12.80%